UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Luxor Capital Group, LP

Address:   1114 Avenue of the Americas, 29th Floor
           New York, New York 10036


Form 13F File Number: 028-11212


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Norris Nissim
Title:  General Counsel
Phone:  (212) 763-8000

Signature,  Place,  and  Date  of  Signing:

/s/ Norris Nissim                  New York, New York                 8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              42

Form 13F Information Table Value Total:  $    2,126,364
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALLIANCE ONE INTL INC       NOTE 5.500% 7/1 018772AQ6     8080  8,450,000 PRN      SOLE                 8,450,000      -    -
AMC NETWORKS INC.           CL A            00164V103  235,821  6,633,510 SH       SOLE                 6,633,510      -    -
AMERICAN CAPITAL            COM             02503Y103  178,661 17,741,929 SH       SOLE                17,741,929      -    -
AMERIGROUP CORP             COM             03073T102   36,517    554,039 SH       SOLE                   554,039      -    -
ASHFORD HOSPITALITY TR INC  COM             044103109    6,375    756,225 SH       SOLE                   756,225      -    -
CARDERO RES CORP            COM             14140U105    7,817  7,947,244 SH       SOLE                 7,947,244      -    -
CARTER INC                  COM             146229109   92,810  1,764,454 SH       SOLE                 1,764,454      -    -
CLOROX                      COM             189054109   36,230    500,000 SH  CALL SOLE                   500,000      -    -
DECKERS OUTDOOR CORP        COM             243537107    6,747    153,300 SH  CALL SOLE                   153,300      -    -
DECKERS OUTDOOR CORP        COM             243537107  128,531  2,920,492 SH       SOLE                 2,920,492      -    -
DISCOVERY COMMUNICATNS NEW  COM SER C       25470F302   10,555    210,722 SH       SOLE                   210,722      -    -
E TRADE FINANCIAL CORP      COM NEW         269246401    1,206    150,000 SH  CALL SOLE                   150,000      -    -
E TRADE FINANCIAL CORP      NOTE 8/3        269246AZ7   21,248 26,854,000 PRN      SOLE                26,854,000      -    -
EXPRESS SCRIPTS INC         COM             30219G108   80,996  1,450,763 SH       SOLE                 1,450,763      -    -
FACEBOOK RESTRICTED         CL A            30303M102   25,992    835,898 SH       SOLE                   835,898      -    -
GOOGLE INC                  CL A            38259P508   90,625    156,231 SH       SOLE                   156,231      -    -
HILLSHIRE BRANDS            COM             432589109      551     18,997 SH       SOLE                    18,997      -    -
ISHARES SILVER TRUST        ISHARES         46428Q109      847     31,800 SH  CALL SOLE                    31,800      -    -
ISHARES TRUST               DJ HOME CONSTN  464288752   16,810  1,000,000 SH  PUT  SOLE                 1,000,000      -    -
JOURNAL COMMUNICATIONS INC  CL A            481130102   11,843  2,295,146 SH       SOLE                 2,295,146      -    -
LIBERTY MEDIA CORPORATION   LIB CAP COM A   530322106   13,714    156,000 SH       SOLE                   156,000      -    -
MADISON SQUARE GARDEN INC   CL A            55826P100  224,697  6,001,521 SH       SOLE                 6,001,521      -    -
MELCO PBL ENTERTAINMENT LTD ADR             585464100  158,583 13,765,884 SH       SOLE                13,765,884      -    -
METROPCS                    COM             591708102      605    100,000 SH       SOLE                   100,000      -    -
NEWS CORP                   CL B            65248E203   42,983  1,908,666 SH       SOLE                 1,908,666      -    -
NORDION INC                 COM             65563C105   73,483  7,847,979 SH       SOLE                 7,847,979      -    -
PANERA BREAD CO             CL A            69840W108   13,303     95,400 SH       SOLE                    95,400      -    -
PRICELINE                   COM             741503403    3,522      5,300 SH       SOLE                     5,300      -    -
SEARCHMEDIA HOLDINGS LTD    SHS             G8005Y106    2,378  1,306,632 SH       SOLE                 1,306,632      -    -
SELECT SECTOR SPDR TRUST    SBI CONS STPLS  81369Y308  243,390  7,000,000 SH  CALL SOLE                 7,000,000      -    -
SELECT SECTOR SPDR TRUST    SBI CONS DISCR  81369Y407   32,835    750,000 SH  PUT  SOLE                   750,000      -    -
SPDR GOLD TRUST             GOLD SHS        78463V107    2,809     18,100 SH  CALL SOLE                    18,100      -    -
SPDR GOLD TRUST             GOLD SHS        78463V107      903      5,821 SH       SOLE                     5,821      -    -
SPDR S&P 500 ETF TR         TR UNIT         78462F103   80,302    590,000 SH  CALL SOLE                   590,000      -    -
SPDR S&P 500 ETF TR         TR UNIT         78462F103   19,124    140,336 SH       SOLE                   140,336      -    -
TARGET CORP                 COML            87612E106    8,566    147,200 SH  CALL SOLE                   147,200      -    -
TEEKAY CORPORATION          COM             Y8564W103    4,294    146,640 SH       SOLE                   146,640      -    -
TERNIUM SA                  SPON ADR        880890108   36,743  1,877,538 SH       SOLE                 1,877,538      -    -
TIME WARNER INC             COM             887317303    6,568     80,000 SH  PUT  SOLE                    80,000      -    -
TRIP ADVISOR                COM             896945201  132,415  2,962,960 SH       SOLE                 2,962,960      -    -
WILLIAMS SONOMA INC         COM             969904101   13,988    400,000 SH       SOLE                   400,000      -    -
XEROX CORP                  COM             984121103   12,897  1,638,700 SH  CALL SOLE                 1,638,700      -    -
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